Debentures - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Percent of principal amount due on May 15, 2021	50.00%
1st Issuance
Disclosure of detailed information about borrowings [line items]
Prepayments of non-convertible debentures	R$ 432,793